SHARE-BASED COMPENSATION - Summary of Share Options Activity (Parenthetical) (Detail) - $ / shares	Mar. 31, 2017	Jan. 19, 2017	Dec. 31, 2017	Mar. 30, 2017	Jan. 18, 2017	Dec. 31, 2016
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price per share	$ 0.3293	$ 0.4404
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price per share	0.3293	0.4404
Share options [Member] | 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price	0.81		$ 0.80	$ 1.14	$ 1.14	$ 1.58
Share options [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price	$ 5.50	$ 5.17	$ 5.55	$ 5.52	$ 5.61	$ 5.61